CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Real estate income, net:
Rental income	$ 831.5	$ 872.0	$ 874.1
Real estate property level expenses and taxes:
Operating expenses	202.4	218.2	217.8
Real estate taxes	121.3	119.1	111.5
Interest expense	116.8	146.0	109.2
Total real estate property level expenses and taxes	440.5	483.3	438.5
Real estate income, net	391.0	388.7	435.6
Income from real estate joint ventures and limited partnerships	104.7	80.9	86.4
Interest	2.9	3.0	3.3
Dividends	42.2	32.3	19.1
TOTAL INVESTMENT INCOME	540.8	504.9	544.4
Expenses:
Investment advisory charges	59.3	56.3	53.9
Administrative charges	41.7	32.4	28.7
Distribution charges	12.8	13.9	8.8
Mortality and expense risk charges	0.8	2.8	6.2
Liquidity guarantee charges	30.5	31.3	23.7
TOTAL EXPENSES	145.1	136.7	121.3
INVESTMENT INCOME, NET	395.7	368.2	423.1
Net realized gain (loss) on investments:
Real estate properties	(210.0)	(11.3)	(41.7)
Real estate joint ventures and limited partnerships	(153.0)	(104.5)	(70.5)
Marketable securities	31.6	53.7	6.5
Net realized loss on investments	(331.4)	(62.1)	(105.7)
Net change in unrealized appreciation (depreciation) on:
Real estate properties	863.1	555.8	829.9
Real estate joint ventures and limited partnerships	479.0	424.1	331.0
Marketable securities	(41.7)	126.8	21.5
Mortgage loans payable	91.2	(33.4)	(0.7)
Net change in unrealized appreciation on investments and mortgage loans payable	1,391.6	1,073.3	1,181.7
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND MORTGAGE LOANS PAYABLE	1,060.2	1,011.2	1,076.0
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,455.9	$ 1,379.4	$ 1,499.1